Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value per share	$ 0.01	$ 0.01
Preferred stock, shares authorized	150,000,000	150,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares, issued	196,221,296	196,216,596	195,743,154
Common stock, shares, outstanding	196,221,296	196,216,596	195,743,154